CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 535,062	$ 75,362	¥ (23,782,511)	¥ (49,334,578)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Sharebased compensation	2,575,340	362,729	3,424,049	24,654,583
Depreciation and amortization	4,248,651	598,410	5,143,105	6,045,283
Allowances for credit losses	2,090,866	294,492	1,062,265	1,260,356
Interest income and investment loss (income), net	(4,082,971)	(575,074)	5,524,730	263,814
Impairment loss for equity investments accounted for using Measurement Alternative	127,834	18,005	18,540
Loss (income) from equity method investments, net	(536,563)	(75,573)	(35,854)	475,851
Loss (income) on disposal of property and equipment, net and other assets	(273,975)	(38,589)	(279,920)	289,677
Impairment of goodwill and intangible assets acquired from business combination				2,789,321
Impairment of property and equipment and other assets	153,394	21,605	26,801	2,303,403
Deferred income taxes, net	(145,633)	(20,512)	(166,176)	(391,477)
Foreign exchange loss (gain)	(271,411)	(38,227)	1,406,338	(116,289)
Accretion of discount on shortterm and longterm borrowings and others	43,414	6,115	83,677	114,864
Changes in operating assets and liabilities:
Accounts and notes receivable	(1,399,729)	(197,148)	(239,034)	(713,034)
Amounts due from related parties	(32,489)	(4,576)	53,184	68,372
Prepayments, receivables and other current assets	(746,675)	(105,167)	(33,803)	(777,739)
Operating lease rightofuse assets	276,066	38,883	(62,176)	96,318
Other noncurrent assets	(17,125)	(2,412)	356,352	(1,152,538)
Accounts and notes payable	1,857,875	261,676	(1,164,397)	(1,080,270)
Amounts due to related parties	30,323	4,271	(11,453)	(42,561)
Deferred revenue and customer advances	(194,357)	(27,375)	19,055	(366,141)
Accrued expenses and other current liabilities	3,558,763	501,241	(989,727)	2,343,141
Operating lease liabilities	(245,872)	(34,630)	45,468	(139,512)
Other noncurrent liabilities	87,564	12,333	47,178	(4,704)
Net cash provided by (used in) operating activities	7,638,352	1,075,839	(9,554,309)	(13,413,860)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(2,340,490)	(329,651)	(2,553,788)	(6,620,191)
Proceeds from disposal of property and equipment and intangible assets	850,659	119,813	698,263	187,259
Purchase of shortterm and longterm treasury investments	(18,580,998)	(2,617,079)	(33,422,245)	(13,896,305)
Proceeds from maturities of shortterm and longterm treasury investments	19,883,989	2,800,601	25,178,485	37,778,943
Purchase of investment securities and other investments	(1,679,193)	(236,509)	(2,211,938)	(20,789,801)
Proceeds from disposal or maturities of investment securities and other investments	2,747,171	386,931	621,840	3,376,201
Purchase of equity method investments	(142,019)	(20,003)	(55,137)	(1,780,577)
Proceeds from disposal of equity method investments	82,935	11,681	49,492	93,686
Loan receivable originated from related parties	(133,707)	(18,832)	(34,500)	(389,988)
Cash received from loan repayments of related parties			1,515	6,106,358
Loan receivable originated from third parties	(27,854,308)	(3,923,197)	(14,683,006)	(15,063,874)
Cash received from loan repayments of third parties	23,063,313	3,248,400	13,568,733	12,736,307
Cash proceeds from distribution of Chengxin			1,814,176
De-consolidation of subsidiaries and others	(377,304)	(53,143)		(593,334)
Net cash provided by (used in) investing activities	(4,479,952)	(630,988)	(11,028,110)	1,144,684
Cash flows from financing activities:
Proceeds from short-term borrowings and longterm borrowings	10,241,344	1,442,463	3,821,492	7,871,821
Repayments of short-term borrowings and longterm borrowings	(6,725,333)	(947,244)	(7,026,465)	(7,235,716)
Repurchase of non-controlling interest and convertible redeemable non-controlling interest	(18,640)	(2,625)	(141,889)	(20,000)
Proceeds from issuance of ordinary shares upon initial public offering, net of issuance cost				28,033,106
Proceeds from issuance of convertible redeemable noncontrolling interest and convertible noncontrolling interest, net of issuance cost				9,192,838
Repurchase of ordinary shares	(112,666)	(15,869)		(206,169)
Taxes paid related to net exercise of share-based awards	(53,084)	(7,477)	(271,395)	(2,375,663)
Proceeds from release of shares withheld and exercise of share options	22,478	3,166	150,792
Capital injection from non-controlling interests shareholders	50,050	7,049
Other financing activities	134,095	18,888	(77,891)	(68,735)
Net cash provided by (used in) financing activities	3,538,244	498,351	(3,545,356)	35,191,482
Effect of exchange rate changes on cash and cash equivalents and restricted cash	94,892	13,365	1,823,244	(571,973)
Net increase (decrease) in cash and cash equivalents and restricted cash	6,791,536	956,567	(22,304,531)	22,350,333
Cash and cash equivalents at the beginning of the year	20,855,252	2,937,401	43,429,717	19,372,084
Restricted cash at the beginning of the year	821,289	115,676	551,355	2,258,655
Cash and cash equivalents and restricted cash at the beginning of the year	21,676,541	3,053,077	43,981,072	21,630,739
Cash and cash equivalents at the end of the year	27,308,098	3,846,265	20,855,252	43,429,717
Restricted cash at the end of the year	1,159,979	163,379	821,289	551,355
Cash and cash equivalents and restricted cash at the end of the year	28,468,077	4,009,644	21,676,541	43,981,072
Supplemental disclosure of cash flow information
Cash paid for interest expenses	(198,914)	(28,016)	(160,639)	(251,853)
Cash paid for income tax expenses	(512,601)	(72,198)	(484,790)	(331,488)
Supplemental schedule of noncash investing and financing activities
Purchase of property and equipment and intangible assets included in payables	¥ 264,461	$ 37,249	¥ 335,032	¥ 1,048,022